Income Tax (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income / (loss) before income taxes	$ (2,349)	$ 1,157	$ 398
Income tax (expense) / benefit on pretax income at statutory rate	388	(170)	(44)
Effect of different tax rates of subsidiaries operating in other jurisdictions	71	89	28
Profit not subject to income tax	10	44	18
Expenses not deductible for income tax purposes	(10)	(18)	(56)
Decrease / (increase) in valuation allowance	(961)		32
Tax effect of future temporary differences		(6)
Tax benefit from expected realization of tax loss	502	779
Tax losses not recognized	(446)	(280)
Utilization of tax losses	35	176	22
Total income tax benefit	$ (411)	$ 614